Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2007
Significant Accounting Policies [Line Items]
Deferred costs	$ 4,227
Deferred offering costs	$ 0	$ 0
Book overdraft		0	$ 0
Restricted cash related to individual state regulatory deposits		536	523
Premium receivable, allowance for credit loss		3,077	2,617
Deferred ceding commission liabilities		$ (70,734)	$ (48,217)
Surplus note				$ 7,000
Debt instrument, term		10 years
Debt instrument, interest rate, effective percentage		3.75%	4.59%
Percentage of return on original capital contributions		12.00%
Cash, FDIC insured amount		$ 250	$ 250
Reinsurance, reinsured risk, percentage		41.00%	39.00%
Liability for premium deficiency reserve		$ 0	$ 0
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash, FDIC insured amount		250	250
Long-Term Debt [Member]
Significant Accounting Policies [Line Items]
Surplus note		$ 1,029	$ 1,441	$ 7,000
Surplus Note [Member]
Significant Accounting Policies [Line Items]
Debt instrument, term		20 years
Debt instrument, interest rate, effective percentage		3.75%	4.59%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		7 years
Vehicles [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		7 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		7 years
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		3 years
Leaseholds and Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		7 years
Software Development [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		3 years